Carrying Amounts of Computer and Network Equipment Pledged to Secure Banking Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Property USD ($)	Dec. 31, 2014 Property CNY	Dec. 31, 2013 Property CNY	Dec. 31, 2014 Computer and network equipment USD ($)	Dec. 31, 2014 Computer and network equipment CNY	Dec. 31, 2013 Computer and network equipment CNY
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 2,304	14,298	$ 3,694	22,921	0	$ 6,788	42,115	94,129